Annual Fund Operating Expenses	12 Months Ended
	Sep. 30, 2012
Vanguard Capital Opportunity Fund - Investor Shares | Vanguard Capital Opportunity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.46%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.48%
Vanguard Strategic Equity Fund - Investor Shares | Vanguard Strategic Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.27%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.29%
Vanguard Global Equity Fund - Investor Shares | Vanguard Global Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.54%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.59%	[1]
Vanguard Strategic Small-Cap Equity Fund - Investor Shares | Vanguard Strategic Small-Cap Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.34%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.40%	[2]
Vanguard Capital Opportunity Fund - Admiral Shares | Vanguard Capital Opportunity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.39%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.41%

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.